REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES ULTRA DIVIDEND FUND
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated September 9, 2015 to the Prospectus dated October 28, 2014

The following supplements the information about the Funds’ investment adviser, VTL Associates, LLC (“VTL”), and sub-adviser, Index Management Solutions, LLC (“IMS”), included in the Prospectus.  IMS is a wholly owned subsidiary of VTL.

On September 9, 2015, OppenheimerFunds, Inc. announced that it signed a definitive agreement to acquire VTL (the “Transaction”). The Transaction is subject to certain regulatory approvals, as well as other conditions to closing. In connection with this announcement, the Funds’ Board of Trustees (the “Board”) will meet to consider a new investment advisory agreement between VTL and the Trust, on behalf of each Fund, as well as other matters related to the Transaction. The Funds’ Prospectus will be further supplemented to announce the Board’s determinations.

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Please keep this supplement for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES GLOBAL GROWTH FUND

Supplement dated September 9, 2015 to the Prospectus dated November 26, 2014

The following supplements the information about the RevnueShares Global Growth Fund’s (the “Fund’s”) investment adviser, VTL Associates, LLC (“VTL”), and sub-adviser, Index Management Solutions, LLC (“IMS”), included in the Prospectus. IMS is a wholly owned subsidiary of VTL.

On September 9, 2015, OppenheimerFunds, Inc. announced that it signed a definitive agreement to acquire VTL (the “Transaction”). The Transaction is subject to certain regulatory approvals, as well as other conditions to closing. In connection with this announcement, the Fund’s Board of Trustees (the “Board”) will meet to consider a new investment advisory agreement between VTL and the Trust, on behalf of the Fund, as well as other matters related to the Transaction. The Fund’s Prospectus will be further supplemented to announce the Board’s determinations.

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Please keep this supplement for future reference